FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE.
Schedule of company's assets that are measured at fair value on a recurring basis

		December 31,
Description	Level	2022	2021
Assets:
Marketable securities held in Trust Account	1	$16,182,549	$175,952,082

Liabilities:
Warrant liability – Public Warrants	1	$1,293,750	$—
Warrant liability – Public Warrants	3	—	$4,398,750
Warrant liability – Private Placement Warrants	3	$1,230,000	$4,182,000

Schedule of significant inputs to the Monte-Carlo method for the fair value of Warrants

The following table provides the significant inputs to the Monte-Carlo method for the fair value of the Public Warrants and Private Placement Warrants:

	Public and Private
	Warrants	Private Warrants
	December 31,	December 31,
	2021	2022
Stock price	$9.83	$10.26
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Expected term (in years)	5.86	5.62
Volatility	8.7%	5.90%
Risk-free rate	1.33%	3.90%

Schedule of quantitative information regarding Level 3 fair value measurements inputs

The following table provides quantitative information regarding the Level 3 fair value measurements:

	Public
	Warrant	Private Warrant	Total Warrant
	Liabilities	Liabilities	Liabilities
Fair value as of January 1, 2021	—	—	$—
Initial measurement on November 12, 2021	4,830,000	4,838,000	9,668,000
Change in fair value	(431,250)	(656,000)	(1,087,250)
Fair value as of December 31, 2021	4,398,750	4,182,000	8,580,750
Transfer to Level 1	(4,398,750)	—	(4,398,750)
Change in fair value	—	(2,952,000)	(2,952,000)
Fair value as of December 31, 2022	$—	$1,230,000	$1,230,000